                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended September 30, 2008

Check here if Amendment [_]; Amendment Number:
                                               ----------

This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Endeavour Capital Advisors, Inc. (1)

Address: 289 Greenwich Avenue, Greenwich, CT 06830

Form 13F File Number: 28-10420

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

(1) Laurence M. Austin and Mitchell J. Katz are the managing members of the Reporting Manager and other investment advisers which exercise investment discretion over various investment funds and accounts which are the holders of the shares listed herein.

Person Signing this Report on Behalf of Reporting Manager:

Name: Glenn M. Hofsess
Title: Chief Financial Officer
Phone: 203-618-0101

Signature, Place, and Date of Signing:


/s/ Glenn M. Hofsess      Greenwich, CT  11/14/08
-----------------------   -------------  --------
       (Name)             (City, State)   (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY

Number of Other Included Managers:             0
Form 13F Information Table Entry Total:       34 items
Form 13F Information Table Value Total: $121,887 (thousands)
List of Other Included Managers: Not Applicable.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

           ITEM 1                ITEM 2       ITEM 3     ITEM 4       ITEM 5           ITEM 6    ITEM 7       ITEM 8

                                                      Market Value Shares/Prn        Investment  Other   Voting Authority
       Name of Issuer        Title of Class   CUSIP    (X $1,000)      Amt.   SH/PRN Discretion Managers       Sole
---------------------------- -------------- --------- ------------ ---------- ------ ---------- -------- ----------------
ACE LTD                            SHS      H0023R105        2,122     39,200   SH       SOLE     NONE          39,200
ALLIED WRLD ASSUR COM HLDG L       SHS      G0219G203          691     19,450   SH       SOLE     NONE          19,450
ARCH CAP GROUP LTD                 ORD      G0450A105          190      2,600   SH       SOLE     NONE           2,600
ASSURANT INC                       COM      04621X108        8,931    162,378   SH       SOLE     NONE         162,378
AXIS CAPITAL HOLDINGS              SHS      G0692U109        6,972    219,870   SH       SOLE     NONE         219,870
CHUBB CORP                         COM      171232101        6,229    113,460   SH       SOLE     NONE         113,460
FIRST HORIZON NATL CORP            COM      320517105       11,608  1,240,200   SH       SOLE     NONE       1,240,200
FIRSTFED FINL CORP                 COM      337907109        1,924    245,349   SH       SOLE     NONE         245,349
GOLDMAN SACHS GROUP INC            COM      38141G104        4,314     33,700   SH       SOLE     NONE          33,700
GRACE W R & CO DEL NEW             COM      38388F108        2,126    140,600   SH       SOLE     NONE         140,600
HUMANA INC                         COM      444859102        1,744     42,340   SH       SOLE     NONE          42,340
ICONIX BRAND GROUP INC             COM      451055107        1,118     85,488   SH       SOLE     NONE          85,488
JPMORGAN & CHASE & CO              COM      46625H100        3,927     84,100   SH       SOLE     NONE          84,100
LIBERTY GLOBAL INC              COM SER C   530555309        3,277    116,678   SH       SOLE     NONE         116,678
MGIC INVT CORP WIS                 COM      552848103          443     63,000  CALL      SOLE     NONE          63,000
NATIONAL CITY CORP                 COM      635405103          914    522,250   SH       SOLE     NONE         522,250
NEW YORK CMNTY BANCORP INC         COM      649445103       11,395    678,692   SH       SOLE     NONE         678,692
NEWS CORP                         CL A      65248E104        1,708    142,450   SH       SOLE     NONE         142,450
NII HLDGS INC                   CL B NEW    62913F201        2,293     60,460   SH       SOLE     NONE          60,460
PEABODY ENERGY CORP                COM      704549104        1,426     31,682   SH       SOLE     NONE          31,682
PRECISION CASTPARTS CORP           COM      740189105        3,939     50,004   SH       SOLE     NONE          50,004
ROGERS COMMUNICATIONS INC         CL B      775109200          769     23,126   SH       SOLE     NONE          23,126
SEACOR HOLDINGS INC                COM      811904101        6,765     85,690   SH       SOLE     NONE          85,690
SELECT SECTOR SPDR TR         SBI INT-FINL  81369Y605        1,657     83,300   SH       SOLE     NONE          83,300
SPDR TR                        UNIT SER 1   78462F103          812      7,000   SH       SOLE     NONE           7,000
SPIRIT AEROSYSTEMS HLDGS        COM CL A    848574109        1,556     96,836   SH       SOLE     NONE          96,836
TEEKAY OFFSHORE PARTNERS L P PARTNERSHIP UN Y8565J101        2,508    217,140   SH       SOLE     NONE         217,140
THINKORSWIM GROUP INC              COM      88409C105        4,999    600,096   SH       SOLE     NONE         600,096
TRAVELERS COMPANIES INC            COM      89417E109       13,810    305,530   SH       SOLE     NONE         305,530
TW TELECOM INC                     COM      87311L104        1,271    122,362   SH       SOLE     NONE         122,362
WALTER INDS INC                    COM      93317Q105        1,281     27,000   SH       SOLE     NONE          27,000
WELLPOINT INC                      COM      94973V107        1,160     24,806   SH       SOLE     NONE          24,806
WILLIS GROUP HOLDINGS LTD          SHS      G96655108        3,894    120,700   SH       SOLE     NONE         120,700
XL CAP LTD                        CL A      G98255105        4,114    229,300   SH       SOLE     NONE         229,300
                                                           121,887  6,036,837                                6,036,837